Capital management and fair values of financial instruments (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Financial assets	R$ 23,899,551	R$ 16,868,112
Derivative financial liabilities	70,048	15,063
Financial assets, fair value		15,714,859
Loans and advances to customers, net of provisions for expected loss	33,327,355	27,900,543
Financial liabilities, accounting value	64,211,997	50,391,606
Levels of Fair value [Member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through other comprehensive income		14,232,021
Financial assets	22,286,935
Financial liabilities, accounting value	70,048	15,063
Level 1 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through other comprehensive income		13,560,072
Financial assets	17,061,219
Financial assets, fair value		14,012,018
Financial liabilities, accounting value	0	0
Level 2 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through other comprehensive income		671,949
Financial assets	5,225,716
Financial assets, fair value		1,702,841
Financial liabilities, accounting value	70,048	15,063
Level 3 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Financial assets	0
Financial assets, fair value		0
Financial liabilities, accounting value	0	0
Financial liabilities at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Current financial liabilities at amortised cost	64,141,949	50,376,543
Financial liabilities at amortised cost, category | Levels of Fair value [Member]
Disclosure of detailed information about financial instruments [line items]
Current financial liabilities at amortised cost	0	0
Financial liabilities at amortised cost, category | Level 1 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Current financial liabilities at amortised cost	0	0
Financial liabilities at amortised cost, category | Level 2 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Current financial liabilities at amortised cost	0	0
Financial liabilities at amortised cost, category | Level 3 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Current financial liabilities at amortised cost	0	0
Derivative financial liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	70,048	15,063
Derivative financial liabilities [Member] | Levels of Fair value [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	70,048	15,063
Derivative financial liabilities [Member] | Level 1 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	0	0
Derivative financial liabilities [Member] | Level 2 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	70,048	15,063
Derivative financial liabilities [Member] | Level 3 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	0	0
Carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through other comprehensive income		14,232,021
Financial assets	69,816,225	55,415,193
Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Amortized cost, assets	47,529,290	39,700,334
Financial assets at amortised cost, category [member] | Levels of Fair value [Member]
Disclosure of detailed information about financial instruments [line items]
Amortized cost, assets	0	0
Financial assets at amortised cost, category [member] | Level 1 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Amortized cost, assets	0	0
Financial assets at amortised cost, category [member] | Level 2 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Amortized cost, assets	0	0
Financial assets at amortised cost, category [member] | Level 3 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Amortized cost, assets	0	0
Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through profit or loss	1,373,834	1,478,600
Financial assets at fair value through profit or loss, category [member] | Levels of Fair value [Member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through profit or loss	1,373,834	1,478,600
Financial assets at fair value through profit or loss, category [member] | Level 1 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through profit or loss	648,194	451,946
Financial assets at fair value through profit or loss, category [member] | Level 2 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through profit or loss	725,640	1,026,654
Financial assets at fair value through profit or loss, category [member] | Level 3 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through profit or loss	0	0
Financial assets at fair value through derivative financial assets [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	563	4,238
Financial assets at fair value through derivative financial assets [Member] | Levels of Fair value [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	563	4,238
Financial assets at fair value through derivative financial assets [Member] | Level 1 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	0	0
Financial assets at fair value through derivative financial assets [Member] | Level 2 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	563	4,238
Financial assets at fair value through derivative financial assets [Member] | Level 3 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	0	0
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through other comprehensive income	20,912,538
Financial assets at fair value through other comprehensive income, category [member] | Levels of Fair value [Member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through other comprehensive income	20,912,538
Financial assets at fair value through other comprehensive income, category [member] | Level 1 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through other comprehensive income	16,413,025
Financial assets at fair value through other comprehensive income, category [member] | Level 2 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through other comprehensive income	4,499,513
Financial assets at fair value through other comprehensive income, category [member] | Level 3 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through other comprehensive income	0
Liabilities with customer | Financial liabilities at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Current financial liabilities at amortised cost	42,803,229	32,651,620
Liabilities with financial institutions | Financial liabilities at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Current financial liabilities at amortised cost	11,319,577	9,522,469
Securities issued | Financial liabilities at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Current financial liabilities at amortised cost	9,890,219	8,095,042
Borrowings and on-lending [Member] | Financial liabilities at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Current financial liabilities at amortised cost	128,924	107,412
Derivatives | Derivative financial liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	70,048	15,063
Derivatives | Derivative financial liabilities [Member] | Levels of Fair value [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	70,048	15,063
Derivatives | Derivative financial liabilities [Member] | Level 2 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	70,048	15,063
Loans and advances to customers | Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Amortized cost, assets	33,327,355	27,900,543
Amounts due from financial institution | Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Amortized cost, assets	6,194,960	3,718,506
Compulsory deposits at Banco Central do Brasil.. | Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Amortized cost, assets	5,285,402	2,664,415
Cash and cash equivalents | Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Amortized cost, assets	1,108,394	4,259,379
Brazilian government securities [Member] | Levels of Fair value [Member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through other comprehensive income		13,560,072
Brazilian government securities [Member] | Level 1 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through other comprehensive income		13,560,072
Brazilian government securities [Member] | Level 2 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through other comprehensive income		0
Brazilian government securities [Member] | Carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through other comprehensive income		13,560,072
Brazilian government securities [Member] | Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Amortized cost, assets	1,189,489	665,413
Brazilian government securities [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through profit or loss	464,397	43,059
Brazilian government securities [Member] | Financial assets at fair value through profit or loss, category [member] | Levels of Fair value [Member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through profit or loss	464,397	43,059
Brazilian government securities [Member] | Financial assets at fair value through profit or loss, category [member] | Level 1 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through profit or loss	432,316
Brazilian government securities [Member] | Financial assets at fair value through profit or loss, category [member] | Level 2 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through profit or loss	32,081	43,059
Brazilian government securities [Member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through other comprehensive income	16,183,821
Brazilian government securities [Member] | Financial assets at fair value through other comprehensive income, category [member] | Levels of Fair value [Member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through other comprehensive income	16,183,821
Brazilian government securities [Member] | Financial assets at fair value through other comprehensive income, category [member] | Level 1 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through other comprehensive income	16,183,821
Securities issued by financial institutions [Member] | Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Amortized cost, assets	423,690	492,078
Securities issued by financial institutions [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through profit or loss	389,987	447,912
Securities issued by financial institutions [Member] | Financial assets at fair value through profit or loss, category [member] | Levels of Fair value [Member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through profit or loss	389,987	447,912
Securities issued by financial institutions [Member] | Financial assets at fair value through profit or loss, category [member] | Level 1 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through profit or loss	15,987	447,912
Securities issued by financial institutions [Member] | Financial assets at fair value through profit or loss, category [member] | Level 2 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through profit or loss	374,000	0
Securities issued by financial institutions [Member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through other comprehensive income	158,713
Securities issued by financial institutions [Member] | Financial assets at fair value through other comprehensive income, category [member] | Levels of Fair value [Member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through other comprehensive income	158,713
Securities issued by financial institutions [Member] | Financial assets at fair value through other comprehensive income, category [member] | Level 2 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through other comprehensive income	158,713
Securities issued abroad [Member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through other comprehensive income	3,830,102
Securities issued abroad [Member] | Financial assets at fair value through other comprehensive income, category [member] | Levels of Fair value [Member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through other comprehensive income	3,830,102
Securities issued abroad [Member] | Financial assets at fair value through other comprehensive income, category [member] | Level 1 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through other comprehensive income	229,204
Securities issued abroad [Member] | Financial assets at fair value through other comprehensive income, category [member] | Level 2 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through other comprehensive income	3,600,898
Investment funds [member] | Levels of Fair value [Member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through other comprehensive income		671,949
Investment funds [member] | Level 1 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through other comprehensive income		0
Investment funds [member] | Level 2 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through other comprehensive income		671,949
Investment funds [member] | Carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through other comprehensive income		671,949
Investment funds [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through profit or loss	293,213	358,332
Investment funds [member] | Financial assets at fair value through profit or loss, category [member] | Levels of Fair value [Member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through profit or loss	293,213	358,332
Investment funds [member] | Financial assets at fair value through profit or loss, category [member] | Level 1 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through profit or loss	199,891	3,974
Investment funds [member] | Financial assets at fair value through profit or loss, category [member] | Level 2 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through profit or loss	93,322	354,358
Investment funds [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through other comprehensive income	706,022
Investment funds [member] | Financial assets at fair value through other comprehensive income, category [member] | Levels of Fair value [Member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through other comprehensive income	706,022
Investment funds [member] | Financial assets at fair value through other comprehensive income, category [member] | Level 2 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through other comprehensive income	706,022
Bonds and shares issued by non-financial companies [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through profit or loss	226,237	629,297
Bonds and shares issued by non-financial companies [Member] | Financial assets at fair value through profit or loss, category [member] | Levels of Fair value [Member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through profit or loss	226,237	629,297
Bonds and shares issued by non-financial companies [Member] | Financial assets at fair value through profit or loss, category [member] | Level 1 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through profit or loss		60
Bonds and shares issued by non-financial companies [Member] | Financial assets at fair value through profit or loss, category [member] | Level 2 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through profit or loss	226,237	629,237
Bonds and shares issued by non-financial companies [Member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through other comprehensive income	33,880
Bonds and shares issued by non-financial companies [Member] | Financial assets at fair value through other comprehensive income, category [member] | Levels of Fair value [Member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through other comprehensive income	33,880
Bonds and shares issued by non-financial companies [Member] | Financial assets at fair value through other comprehensive income, category [member] | Level 2 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through other comprehensive income	33,880
Derivatives | Financial assets at fair value through derivative financial assets [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	563	4,238
Derivatives | Financial assets at fair value through derivative financial assets [Member] | Levels of Fair value [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	563	4,238
Derivatives | Financial assets at fair value through derivative financial assets [Member] | Level 2 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	R$ 563	R$ 4,238